Subsequent Events (Details Narrative) - USD ($)				1 Months Ended
	Jan. 28, 2022	Jan. 07, 2021	Jan. 02, 2021	Jan. 17, 2022	Jan. 27, 2022	Nov. 04, 2021	Nov. 03, 2021	Sep. 30, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 11, 2020	Apr. 22, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Deferred Compensation Liability, Current								$ 108,945		$ 128,434			$ 503,466
Debt Instrument, Face Amount									$ 514,200		$ 554,000	$ 554,000
Debt Instrument, Interest Rate, Stated Percentage									1.00%			1.00%
Common Stock, Shares Authorized								350,000,000		350,000,000			350,000,000
Preferred Stock, Shares Authorized								150,000,000		150,000,000			150,000,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized								850,000,000
Forecast [Member]
Subsequent Event [Line Items]
Reverse stock split, Description				On January 17, 2022, the Company’s Board of Directors approved a reverse stock split at a ratio of one-for-one hundred and fifty. Such reverse stock split was implemented effective January 27, 2022.
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									$ 514,200
Debt Instrument, Interest Rate, Stated Percentage									1.00%
Common Stock, Shares Authorized				200,000,000			850,000,000
Preferred Stock, Shares Authorized					25,000,000		150,000,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares redeemed	1,650
Redemption value	$ 2,000,000.0
Replacement Reserve Escrow						$ 1,365,000
Subsequent Event [Member] | Consulting Agreement [Member] | Mr. James R. Shipley [Member]
Subsequent Event [Line Items]
Professional Fees		$ 6,500
Subsequent Event [Member] | 2017 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of Options, Granted			6,905
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 19.50
Deferred Compensation Liability, Current			$ 128,434